Notes to the Consolidated Statements of Financial Position - Summary Of Other current assets (Detail) - EUR (€) € in Millions	Sep. 30, 2022	Sep. 30, 2021
Statement of financial position [abstract]
Other tax receivables	€ 25.7	€ 18.8
Prepaid expenses	8.4	2.5
Miscellaneous other current assets	17.7	12.0
Total	€ 51.8	€ 33.4